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                        Frank Russell Investment Company
                         Supplement Dated July 26, 2002
                   To the Statement of Additional Information
                               Dated March 1, 2002
                      As Supplemented through June 21, 2002

        The following is added as the second to last paragraph in the section entitled "Limitations On Use Of Futures And Options On Futures Contracts" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Frank Russell Investment Company.

             In order to comply with applicable regulations of the CFTC pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

        The following restates in its entirety the first paragraph of the section entitled "Swap Agreements" of the "Investment Restrictions, Policies And Certain Investments" section in the Statement of Additional Information of Frank Russell Investment Company.

             Swap Agreements. The Equity I, Equity II, Equity III, Equity Q,
             ----------------
        International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Mid & Small Cap, Select Growth, Select Value and International Securities Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

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                        Frank Russell Investment Company
                         Supplement Dated July 26, 2002
                   To the Statement of Additional Information
                                 (Fund of Funds)
                               Dated March 1, 2002
                      As Supplemented Through June 24, 2002

        The following is added as the second to last paragraph in the section entitled "Limitations On Use Of Futures And Options On Futures Contracts" of the "Certain Investments Of The Underlying Funds" section in the Fund of Funds Statement of Additional Information of Frank Russell Investment Company.

             In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be "commodity pools," the Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of an Underlying Fund as determined under the CFTC Rules.

        The following restates in its entirety the first paragraph of the section entitled "Swap Agreements" of the "Certain Investments Of The Underlying Funds" section in the Fund of Funds Statement of Additional Information of Frank Russell Investment Company.

             Swap Agreements. The Emerging Markets, Diversified Equity, Special
             ----------------
        Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds may enter into index swap agreements as an additional equitization vehicle for uninvested cash balances held by those Underlying Funds or to effect investment transactions consistent with these Underlying Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).